SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) Year in Thousands	12 Months Ended
	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares
IfrsStatementLineItems [Line Items]
Share price	$ 1.05	$ 3.69
Expected volatility (weighted-average)	108.00%	156.00%
Expected life (weighted-average) | Year	10	10
Expected dividends	(0.00%)	(0.00%)
Risk-free interest rate (based on US government bonds)		1.45%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.35	$ 0.87
Risk-free interest rate (based on US government bonds)	1.95%
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.45	$ 3.40
Risk-free interest rate (based on US government bonds)	2.89%